Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Amortization Expenses [Abstract]
2025	$ 75,259
2026	75,260
2027	74,952
2028	71,566
2029	71,566
Thereafter	143,137
Total finite lived intangible assets	$ 511,740	$ 634,655